Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 95,558	$ 79,283	$ 103,618
Additions based on tax positions related to the current year	9,447	9,632	9,754
Additions for tax positions of prior years	10,402	7,839	4,544
Decrease for tax position of prior years	(271)	(3,832)	(8,958)
Decrease related to settlements	(439)	(119)	(23,346)
Decrease due to lapse of statute of limitations	0	0	(580)
(Decrease) increase from currency translation	(5,770)	2,755	(5,749)
Balance at end of year	$ 108,927	$ 95,558	$ 79,283